PUBLIC OFFERING (Details) - $ / shares			8 Months Ended
	Jul. 23, 2021	Aug. 03, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor (in shares)	1,193,226,511
Churchill Capital Corp IV
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			$ 11.50
Number of warrants issued			41,400,000
Churchill Capital Corp IV | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor (in shares)		207,000,000	207,000,000
Number of units issued		207,000,000
Share price per unit		$ 10.00
Number of shares in a unit			1
Number of warrants in a unit			0.2
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
Churchill Capital Corp IV | Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued		41,400,000
Number of warrants in a unit		0.2
Churchill Capital Corp IV | Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor (in shares)		27,000,000	27,000,000
Number of units issued		27,000,000
Share price per unit		$ 10.00
Unit price			$ 10.00
Class A Common Stock | Churchill Capital Corp IV | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsor (in shares)			207,000,000
Number of units issued		207,000,000
Number of shares in a unit		1
Class A Common Stock | Churchill Capital Corp IV | Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50